EQUITY - Non-controlling interests (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-controlling interests
Shareholders equity attributable to non controlling interests	$ 20,254,258	$ 19,901,617	$ 21,923,293
Income attributable to non controlling interests	1,524,297	847,375	1,164,935
Total current assets	533,474,103	481,586,454	484,010,050
Total non-current assets	1,857,474,320	1,732,918,235	1,630,849,417
Total current liabilities	411,658,352	419,862,101	428,287,322
Total non-current liabilities	1,010,386,123	930,927,845	873,338,796
Net sales	1,779,025,115	1,672,915,799	1,848,878,619
Net income	$ 175,246,225	$ 97,450,746	$ 119,000,725
Embotelladora del Atlantico S.A.
Non-controlling interests
Non controlling interest percentage	0.0171%	0.0171%	0.0171%
Shareholders equity attributable to non controlling interests	$ 26,342	$ 23,260	$ 13,765
Income attributable to non controlling interests	4,183	3,633	5,590
Total current assets	73,309,861	78,222,876	97,285,008
Total non-current assets	160,885,628	156,224,157	94,369,129
Total current liabilities	66,987,371	82,148,269	109,594,738
Total non-current liabilities	12,732,620	15,897,476	1,339,723
Net sales	384,856,368	406,216,738	544,585,291
Net income	$ 24,531,815	$ 21,304,406	$ 32,781,977
Andina Empaques Argentina S.A.
Non-controlling interests
Non controlling interest percentage	0.0209%	0.0209%	0.0209%
Shareholders equity attributable to non controlling interests	$ 2,290	$ 2,113	$ 2,213
Income attributable to non controlling interests	409	96	711
Total current assets	4,350,074	4,329,932	7,143,561
Total non-current assets	9,433,294	9,251,880	6,413,307
Total current liabilities	2,212,255	2,309,810	2,944,499
Total non-current liabilities	618,031	1,169,270	28,444
Net sales	18,509,124	16,034,964	20,698,427
Net income	$ 1,954,024	$ 458,980	$ 3,398,080
Paraguay Refrescos S.A.
Non-controlling interests
Non controlling interest percentage	2.1697%	2.1697%	2.1697%
Shareholders equity attributable to non controlling interests	$ 5,368,470	$ 5,378,074	$ 5,045,792
Income attributable to non controlling interests	622,188	556,112	502,945
Total current assets	41,266,559	37,309,706	30,419,844
Total non-current assets	248,309,451	248,751,791	234,278,288
Total current liabilities	25,990,081	21,870,719	17,297,339
Total non-current liabilities	16,161,177	16,323,385	14,487,776
Net sales	158,892,010	149,588,252	141,277,230
Net income	$ 28,675,727	$ 25,630,364	$ 23,179,968
Vital S.A.
Non-controlling interests
Non controlling interest percentage	35.00%	35.00%	35.00%
Shareholders equity attributable to non controlling interests	$ 7,904,741	$ 7,674,785	$ 9,261,108
Income attributable to non controlling interests	263,442	271,063	283,327
Vital Jugos S.A.
Non-controlling interests
Total current assets	18,534,272	16,005,424	21,135,712
Total non-current assets	15,475,979	16,969,708	19,691,418
Total current liabilities	11,150,695	11,018,878	14,244,283
Total non-current liabilities	274,583	28,298	128,071
Net sales	46,818,385	56,724,318	68,884,622
Net income	$ 752,692	$ 774,466	$ 809,507
Vital Aguas S.A.
Non-controlling interests
Non controlling interest percentage	33.50%	33.50%	33.50%
Shareholders equity attributable to non controlling interests	$ 1,803,884	$ 1,986,493	$ 2,117,098
Income attributable to non controlling interests	105,870	36,696	151,647
Total current assets	5,266,575	4,616,490	4,296,412
Total non-current assets	8,527,624	5,287,639	5,876,875
Total current liabilities	5,794,282	3,803,117	3,698,382
Total non-current liabilities	2,615,188	171,184	157,558
Net sales	18,201,656	15,859,403	14,642,493
Net income	$ 316,031	$ 109,539	$ 452,679
Envases Central S.A.
Non-controlling interests
Non controlling interest percentage	40.73%	40.73%	40.73%
Shareholders equity attributable to non controlling interests	$ 5,148,531	$ 4,836,892	$ 5,483,317
Income attributable to non controlling interests	528,205	(20,225)	220,715
Total current assets	16,265,862	13,737,336	8,343,734
Total non-current assets	20,903,184	12,239,333	14,243,627
Total current liabilities	18,732,369	13,063,735	7,410,662
Total non-current liabilities	5,796,119	1,041,400	1,710,709
Net sales	70,633,817	59,433,099	39,205,943
Net income	$ 1,296,840	$ (112,302)	$ 541,927